American Beacon Balanced Fund
American Beacon Large Cap Value Fund
American Beacon Mid-Cap Value Fund
American Beacon Small Cap Value Fund
American Beacon International Equity Fund
American Beacon Emerging Markets Fund
American Beacon High Yield Bond Fund
American Beacon Retirement Income and Appreciation Fund
American Beacon Intermediate Bond Fund
American Beacon Short-Term Bond Fund

Supplement dated January 8, 2013
to the
Statement of Additional Information dated February 29, 2012

The information below supplements the Statement of Additional Information dated February 29, 2012 and is in addition to any other supplement(s):

All Funds

The follow section replaces the Derivatives section starting on page 5:

Derivatives - Generally a derivative is a financial arrangement, the value of which is based on, or “derived” from, a traditional security, asset, currency, or market index. Some “derivatives” such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

A Fund may invest in one or more of the following types of derivatives, including options, futures, forwards, warrants, structured products, interest rate caps, floors, collars, reverse collars, and other derivative instruments. The enactment of the Dodd-Frank Act resulted in historic and comprehensive statutory reform of derivatives, including the manner in which they are designed, negotiated, reported, executed, settled (or “cleared”) and regulated. The Dodd-Frank Act requires the SEC and the Commodity Futures Trading Commission (“CFTC”) to establish new regulations with respect to derivatives defined as security-based swaps (e.g., derivatives based on an equity) and swaps (e.g., derivatives based on a broad-based index or commodity), respectively, and the markets in which these instruments trade. In addition, it subjected all swaps and security-based swaps to CFTC and SEC jurisdiction, respectively.

Historically, advisers of registered investment companies trading commodity interests (such as futures contracts, options on futures contracts, non-deliverable forwards and swaps), including the Funds, have been excluded from regulation as commodity pool operators (“CPOs”) pursuant to CFTC Regulation 4.5.  The CFTC amended Regulation 4.5 to dramatically narrow this exclusion.

Under the amended Regulation 4.5 exclusion, a Fund’s commodity interests – other than those used for bona fide hedging purposes (as defined by the CFTC) – must be limited such that the aggregate initial margin and premiums required to establish the positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options  that are “in-the-money” at the time of purchase) does not exceed 5% of the Fund’s NAV, or alternatively, the aggregate net notional value of the positions, determined at the time the most recent position was established, does not exceed 100% of the Fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions).  Further, to qualify for the exclusion in amended Regulation 4.5, a Fund must satisfy a marketing test, which requires, among other things, that a Fund not hold itself out as a vehicle for trading commodity interests.

Amended Regulation 4.5 was effective on April 24, 2012, but the compliance date for advisers to existing funds, such as the Funds, is January 1, 2013.  However, the Manager is not registered as a commodity pool operator (“CPO”) in reliance on the delayed compliance date provided by No-Action Letter 12-38 of the Division of Swap Dealer and Intermediary Oversight (“Division”) of the Commodity Futures Trading Commission (“CFTC”).  Pursuant to this letter, the Manager is not required to register as a CPO, or rely on an exemption from registration, until the later of June 30, 2013 or six months from the date the Division issues revised guidance on the application of the calculation of the de minimis thresholds in the context of the CPO exemption in CFTC Regulation 4.5 (the “Deadline”).  Such guidance is expected to clarify how to calculate compliance with the thresholds given the Fund’s investments in investment vehicles, such as securitization vehicles, which may cause a Fund to be deemed to be indirectly trading commodity interests.  Prior to the Deadline, the Manager will determine whether it must register as a CPO or whether it may rely on an exemption or exclusion with respect to the Funds.  If the Manager determines that it can rely on the exclusion in Regulation 4.5 with respect to the Fund, the Manager will reaffirm its current Regulation 4.5 exclusion, as previously filed, and comply with the thresholds in Regulation 4.5 with respect to any other commodity interests in the Fund’s portfolio.

Derivatives may involve significant risk. Some derivatives have the potential for unlimited loss, regardless of the size of a Fund’s initial investment. Not all derivative transactions require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty. Derivatives may be illiquid and may be more volatile than other types of investments. A Fund may buy derivatives not traded on an exchange, which may be subject to heightened liquidity and valuation risk.

Transactions in derivatives, other than purchased options, may expose a Fund to an obligation to another party and, as a result, the Fund may need to “cover” the obligation or segregate liquid assets in compliance with SEC guidelines, as discussed above under “Cover and Asset Segregation.”

American Beacon Mid-Cap Value Fund

In the “Portfolio Managers” section for Pzena Investment Management, LLC, the reference to John P. Goetz is replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance Based

Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Pzena Investment Management, LLC
Eli Rabinowich*	1 ($38 mil)	N/A	4 ($272 mil)	N/A	N/A	N/A
*As of December 31, 2012.

In the “Portfolio Managers” section- “Ownership of Funds” sub-section for Pzena Investment Management, LLC, the reference to John P. Goetz is replaced with the following:

Name of Investment Advisor and Portfolio Manager	Mid-Cap Value Fund
Pzena Investment Management, LLC
Eli Rabinowich*	None
*As of December 31, 2012

American Beacon Emerging Markets Fund

In the “Portfolio Managers” section for Morgan Stanley Investment Management Inc., the reference to James Cheng is replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance Based

Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Morgan Stanley Investment Management Inc.
Munib Madni*	2 ($336 mil)	5 ($2.6 bil)	25 ($11.4 bil)	N/A	N/A	N/A
Samuel Rhee*	None	2 ($129 mil)	7 ($7.0 bil)	N/A	N/A	N/A
*As of March 31, 2012

In the “Portfolio Managers” section- “Ownership of Funds” sub-section for Morgan Stanley Investment Management Inc., the reference to James Cheng is replaced with the following:

Name of Investment Advisor and Portfolio Manager	Emerging Markets Fund
Morgan Stanley Investment Management Inc.
Munib Madni*	None
Samuel Rhee*	None
*As of March 31, 2012

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE